Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions
7.
PARTY-IN-INTEREST TRANSACTIONS

The Plan invests in Class B shares of Berkshire Hathaway within the Berkshire Hathaway Class B stock fund. A total of 2,427 and 7,464 Class B shares for 2025 and 2024, respectively, of Berkshire Hathaway at a cost of $1,250,722 and $3,031,680 respectively, were purchased within the fund. All purchased shares were acquired at the then current market value on the open market. In addition, during the years ended December 31, 2025 and 2024, the fund sold or distributed to participants 21,829 and 20,976 Class B shares, respectively, of Berkshire Hathaway and received proceeds of $10,721,074 and $8,870,165, respectively. The realized gains on these sales were $7,146,211 and $5,589,735 for 2025 and 2024, respectively.

Fees charged to individual participant accounts for loan initiations, QDROs and brokerage account maintenance and paid to the Trustee, during the years ended December 31, 2025 and December 31, 2024 were $53,777 and $47,972, respectively. Fees charged to individual participant accounts for investment advice service and paid to Empower Advisory Group, LLC and Advised Assets Group, LLC during the years ended December 31, 2025 and December 31, 2024 were $737,440 and $677,784, respectively.